Acquisitions - Summary Of Purchase Price Allocation (Parenthetical) (Detail) ¥ in Millions	Mar. 02, 2026 JPY (¥)
Disclosure of detailed information about business combination [line items]
Trademarks Recognised As Of Acquisition Date	¥ 115,799